INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Schedule of sales-type leases, direct financing leases, and leaseback assets

(in thousands of $)	2021	2020
Investments in sales-type and direct financing leases	147,230	592,102
Investments in leaseback assets	57,536	85,441
	204,766	677,543
The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as of December 31, 2021 and December 31, 2020:

(in thousands of $)	December 31, 2021
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	120,411	43,103	163,514
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(34,128)	—	(34,128)
Net minimum lease payments receivable	86,283	43,103	129,386
Estimated residual values of leased property (un-guaranteed)	79,621	31,500	111,121
Less: unearned income	(17,532)	(16,946)	(34,478)
Total investment in sales-type lease, direct financing lease and leaseback assets	148,372	57,657	206,029
Allowance for expected credit losses*	(1,142)	(121)	(1,263)
Total investment in sales-type lease, direct financing lease and leaseback assets	147,230	57,536	204,766
Current portion	18,436	5,048	23,484
Long-term portion	128,794	52,488	181,282

(in thousands of $)	December 31, 2020
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	705,196	79,786	784,982
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(40,698)	—	(40,698)
Net minimum lease payments receivable	664,498	79,786	744,284
Estimated residual values of leased property (un-guaranteed)	79,621	31,500	111,121
Less: unearned income	(147,876)	(25,596)	(173,472)
Total investment in sales-type lease, direct financing lease and leaseback assets	596,243	85,690	681,933
Allowance for expected credit losses*	(4,141)	(249)	(4,390)
Total investment in sales-type lease, direct financing lease and leaseback assets	592,102	85,441	677,543
Current portion	45,888	9,532	55,420
Long-term portion	546,214	75,909	622,123

*See Note 27: Allowance for Expected Credit Losses.

Minimum future gross revenues to be received under non-cancellable direct financing and sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable sales type leases, direct financing leases and leaseback assets as of December 31, 2021, are as follows:

(in thousands of $) Year ending December 31,	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
2022	29,264	8,942	38,206
2023	29,088	8,162	37,250
2024	25,519	7,686	33,205
2025	19,341	7,665	27,006
2026	14,400	7,665	22,065
Thereafter	2,799	2,983	5,782
Total minimum lease payments to be received	120,411	43,103	163,514

Schedule of interest income earned on investments
Interest income earned on investments in direct financing leases, sales type leases and leaseback assets in the year ended December 31, 2021 was as follows:

(in thousands of $)	2021	2020	2019
Investments in sales type and direct financing leases*	14,173	57,579	56,764
Investments in leaseback assets	5,351	13,637	3,556
Total	19,524	71,216	60,320

* Interest income earned on investments in sales-type leases and direct financing leases in the above table includes $1.5 million in relation to Frontline Shipping, a related party (2020: $1.7 million; 2019: $3.8 million).